Investment Strategy - Towle Value ETF	Mar. 13, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange traded fund (“ETF”). Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities that meet Towle & Co.’s, the Fund’s investment sub-adviser (the “Sub-Adviser”), definition of value (“Value Companies”). For purposes of the Fund’s 80% Policy, the Sub-Adviser defines Value Companies as those companies it believes are deeply undervalued relative to their earnings potential and revenue base. The Sub-Adviser considers a company to be deeply undervalued if its enterprise value-to-sales is less than 1.5x at the time of purchase. The Sub-Adviser defines enterprise value to be a company’s market capitalization plus debt less its cash and cash equivalents.
The Sub-Adviser follows a disciplined, value-driven investment process rooted in its belief that investor biases create persistent market inefficiencies. By systematically acting on these inefficiencies, the Sub-Adviser seeks to unlock opportunities for long-term capital appreciation. A core tenet of the Fund’s strategy is the Sub-Adviser's independent, contrarian mindset, which actively challenges market consensus. The Sub-Adviser focuses on investments that are out-of-favor due to adverse business developments, industry-specific downturns, short-term earnings misses, unfavorable market sentiment, or other temporary factors. It emphasizes identifying opportunities ahead of anticipated catalysts where even modest improvements in profitability can drive significant earnings expansion and stock price appreciation.
The Fund’s investment universe starts with publicly traded equity securities listed on a U.S. exchange. Next, the Sub-Adviser applies proprietary quantitative screens to assess liquidity, short interest, historical earnings, performance, and other factors. Companies primarily engaged in tobacco, liquor, or gaming are then excluded. Following this, additional screening criteria are used to evaluate the attractiveness of potential investments as described above. When selecting an investment for the Fund, the Sub-Adviser analyzes a company’s fundamental financial data as well as applicable market data. The Fund generally holds between 30 and 100 positions. The Fund’s investment process tends to favor smaller companies – typically those with market capitalizations under $15 billion – operating in cyclical industries such as manufacturing, distribution, consumer products, transportation, materials, and energy, but may invest in companies of any capitalization in any industry.
Furthermore, the Sub-Adviser has the discretion to allocate up to 25% of the Fund’s total net assets to foreign securities, either directly or indirectly through the use of American Depositary Receipts (“ADRs”), which represent interests in foreign securities held in custody by U.S. banks.
The Fund is a “non-diversified” fund, which means that the securities laws do not limit the percentage of assets that it may invest in any one company (subject to certain limitations under the Internal Revenue Code of 1986, as amended (the “Code”)).
From time to time, the Fund may focus its investments in particular sectors. At launch, the Fund anticipates it may be focused in the consumer discretionary section.
The Sub-Adviser may sell all or a portion of the Fund’s portfolio holdings when, in its opinion, one or more of the following occurs: (1) a stock price reaches its approximate sell target; (2) the Sub-Adviser’s initial investment thesis deteriorates; (3) a company’s strategic direction changes; (4) a company’s fundamentals erode; (5) the Sub-Adviser identifies a more compelling alternative investment; (6) the Fund requires cash to meet redemption requests; or (7) the Sub-Adviser determines to sell for any other reason in its sole discretion.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in publicly traded equity securities that meet Towle & Co.’s, the Fund’s investment sub-adviser (the “Sub-Adviser”), definition of value (“Value Companies”).
Strategy Portfolio Concentration [Text]	Furthermore, the Sub-Adviser has the discretion to allocate up to 25% of the Fund’s total net assets to foreign securities, either directly or indirectly through the use of American Depositary Receipts (“ADRs”), which represent interests in foreign securities held in custody by U.S. banks.